GOODWILL - Recoverable amount (Details) - Telecommunications	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Percentage of pre-tax discount rate (WACC)	8.90%	10.80%
Perpetual growth rate	2.00%	2.00%